Related Party Transactions - Acquisitions from KNOT and Sale of Vessel to Knot (Details) $ in Thousands	Mar. 03, 2025 USD ($)
Related Party Transaction
Percentage of interest sold	100.00%
Transaction of net gain	$ 1,300
Sales related cost	$ 300
KNOT Shuttle Tankers 27 AS
Related Party Transaction
Percentage of interest acquired	100.00%
Related Party | KNOT Shuttle Tankers 21 AS
Related Party Transaction
Sale price	$ 25,750
Related Party | KNOT Shuttle Tankers 27 AS | Live Knutsen
Related Party Transaction
Percentage of interest acquired	100.00%